Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
REVENUE	$ 6,783,957
COST OF REVENUE	4,139,251
GROSS PROFIT	2,644,706
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(5,664,675)	(1,598,984)	(2,065,829)
RESEARCH AND DEVELOPMENT EXPENSES	(817,794)	(120,000)
STOCK COMPENSATION EXPENSE	(5,717,900)	(3,444,617)	(4,592,200)
IMPAIRMENT LOSS OF LONG-LIVED ASSETS	(99,943)
LOSS FROM OPERATIONS	(9,655,606)	(5,163,601)	(6,658,029)
OTHER INCOME (EXPENSE), NET
Other income, net	31,083
Interest income	136		84
Finance expense	(14,226)	(5,041)	(1,477)
TOTAL OTHER INCOME (EXPENSE), NET	16,993	(5,041)	(1,393)
LOSS BEFORE PROVISION FOR INCOME TAXES	(9,638,613)	(5,168,642)	(6,659,422)
PROVISION FOR INCOME TAXES
LOSS FROM CONTINUING OPERATIONS	(9,638,613)	(5,168,642)	(6,659,422)
DISCONTINUED OPERATIONS:
Loss from discontinued operations, net of applicable income taxes		(12,245,168)	(7,729,108)
Net gain on sale of discontinued operations, net of applicable income taxes	1,400,100	5,787,213
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS	1,400,100	(6,457,955)	(7,729,108)
NET LOSS	(8,238,513)	(11,626,597)	(14,388,530)
COMPREHENSIVE LOSS
Net loss	(8,238,513)	(11,626,597)	(14,388,530)
Other comprehensive loss - foreign currency translation loss			(335,080)
COMPREHENSIVE LOSS	$ (8,238,513)	$ (11,626,597)	$ (14,723,610)
LOSS PER ORDINARY SHARE
Basic (in Shares)	68,095,471	11,640,018	5,841,614
Diluted (in Shares)	68,095,471	11,640,018	5,841,614
Loss per share - basic and diluted
Continuing operations (in Dollars per share)	$ (0.14)	$ (0.44)	$ (1.14)
Discontinued operations (in Dollars per share)	0.02	(0.55)	(1.32)
Total (in Dollars per share)	$ (0.12)	$ (0.99)	$ (2.46)